ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - CNY (¥)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accrued liabilities and other payables	¥ 856,000	¥ 799,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Accrued liabilities and other payables		¥ 19,197,000